SIGNIFICANT ESTIMATES, COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
SIGNIFICANT ESTIMATES, COMMITMENTS AND CONTINGENCIES

NOTE 11 – SIGNIFICANT ESTIMATES, COMMITMENTS AND CONTINGENCIES

          Accounting principles generally accepted in the United States of America require disclosure of certain significant estimates and current vulnerabilities due to certain concentrations. Estimates related to the ALLL are reflected in the footnote regarding loans. Other significant estimates and concentrations not discussed in those footnotes include:

General Litigation

          The Corporation is subject to claims and lawsuits that arise primarily in the ordinary course of business. It is the opinion of management that the disposition or ultimate resolution of such claims and lawsuits will not have a material adverse effect on the consolidated financial position, results of operations and cash flows of the Corporation.

Pension and Other Postretirement Benefit Obligations

          The Corporation has a noncontributory defined benefit postretirement health care plan whereby it agrees to provide certain postretirement benefits to eligible employees. The benefit obligation is the actuarial present value of all benefits attributed to service rendered prior to the valuation date based on the projected unit credit cost method. It is reasonably possible that events could occur that would change the estimated amount of this liability materially in the near term.

Current Economic Conditions

          The current economic climate continues to present financial institutions with circumstances and challenges which in some cases have resulted in large and unanticipated declines in the fair values of investments and other assets, constraints on liquidity and capital and significant credit quality problems, including volatility in the valuation of real estate and other collateral supporting loans.

          The accompanying financial statements have been prepared using values and information currently available to the Corporation.

          Given the volatility of current economic conditions, the values of assets and liabilities recorded in the financial statements could change rapidly, resulting in material future adjustments in asset values, the ALLL and capital that could negatively impact the Corporation’s ability to meet regulatory capital requirements and maintain sufficient liquidity. Furthermore, the Corporation’s regulators could require material adjustments to asset values or the allowance for loan losses for regulatory capital purposes that could affect the Corporation’s measurement of regulatory capital and compliance with the capital adequacy guidelines under the regulatory framework for prompt corrective action.

Commitments and Credit Risk

          The Corporation grants commercial, consumer and residential loans to customers throughout the State of Tennessee. The Bank is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. Those instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of those instruments reflect the extent of involvement the Bank has in those particular financial instruments.

Commitments to Originate Loans

          Commitments to originate loans are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since a portion of the commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Each customer’s creditworthiness is evaluated on a case-by-case basis. The amount of collateral obtained, if deemed necessary, is based on management’s credit evaluation of the counterparty. Collateral held varies, but may include accounts receivable, inventory, property, plant and equipment, commercial real estate and residential real estate.

          Mortgage loans in the process of origination represent amounts that the Corporation plans to fund within a normal period of 30 to 90 days, and which are intended for sale to investors in the secondary market. Total mortgage loans in process of origination were $3,271 and $407, at December 31, 2014 and 2013, respectively. Total mortgage loans held for sale amounted to $354 and $327, at December 31, 2014 and 2013, respectively.

Standby Letters of Credit

          Standby letters of credit are irrevocable conditional commitments issued by the Corporation to guarantee the performance of a customer to a third party. Financial standby letters of credit are primarily issued to support public and private borrowing arrangements, including commercial paper, bond financing and similar transactions. Performance standby letters of credit are issued to guarantee performance of certain customers under nonfinancial contractual obligations. The credit risk involved in issuing standby letters of credit is essentially the same as that involved in extending loans to customers. Should the Corporation be obligated to perform under the standby letters of credit, the Corporation may seek recourse from the customer for reimbursement of amounts paid.

          The Corporation had total outstanding standby letters of credit amounting to $13,522 and $11,384, at December 31, 2014 and 2013, respectively, with terms ranging from seven days to 24 months.

Lines of Credit

          Lines of credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Lines of credit generally have fixed expiration dates. Since a portion of the line may expire without being drawn upon, the total unused lines do not necessarily represent future cash requirements. Each customer’s creditworthiness is evaluated on a case-by-case basis. The amount of collateral obtained, if deemed necessary, is based on management’s credit evaluation of the counterparty. Collateral held varies but may include accounts receivable, inventory, property, plant and equipment, commercial real estate and residential real estate. Management uses the same credit policies in granting lines of credit as it does for on-balance-sheet instruments.

          At December 31, 2014, the Corporation had granted unused lines of credit to borrowers aggregating approximately $41,018 and $104,428 for commercial lines and open-end consumer lines, respectively. At December 31, 2013, unused lines of credit to borrowers aggregated approximately $79,150 for commercial lines and $44,318 for open-end consumer lines.